FINANCIAL RISK MANAGEMENT, Commodity Price Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($) Ton $ / Ton	Dec. 31, 2017 ARS ($) $ / Ton		Dec. 31, 2016 ARS ($) $ / Ton	Dec. 31, 2018 USD ($)
Monthly Short Tons [Abstract]
Derivative financial instruments | $	$ 218,272	$ 0	[1]
Commodity Price Risk [Member]
Commodity Rate Risk [Abstract]
Percentage of sales of propane and butane in domestic market	59.00%
Increase (decrease) in international price of LPG and natural gasoline | $ / Ton	50	50		50
Monthly Short Tons [Abstract]
Premium paid | $					$ 3
Derivative financial instruments | $	$ 218,272
Commodity Price Risk [Member] | Propane [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	6,045
Commodity Price Risk [Member] | Propane [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	0
Commodity Price Risk [Member] | Propane [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	9,068
Commodity Price Risk [Member] | Propane [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	13,098
Commodity Price Risk [Member] | Butane [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,506
Commodity Price Risk [Member] | Butane [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	0
Commodity Price Risk [Member] | Butane [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	7,010
Commodity Price Risk [Member] | Butane [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	10,014
Commodity Price Risk [Member] | Natural Gasoline [Member] | October 2018 - April 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	2,700
Commodity Price Risk [Member] | Natural Gasoline [Member] | May 2019 - September 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,100
Commodity Price Risk [Member] | Natural Gasoline [Member] | October 2019 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	4,200
Commodity Price Risk [Member] | Natural Gasoline [Member] | November 2019 - April 2020 [Member]
Monthly Short Tons [Abstract]
Monthly short tons	6,000
Commodity Price Risk [Member] | Liquids Production and Commercialization [Member]
Commodity Rate Risk [Abstract]
Decrease in net comprehensive income due to commodity risk | $	$ 552,004	$ 449,231		$ 233,323

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)